PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in amount net of liability (asset) of defined benefit, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 554,666	R$ 789,519
Expenses	64,686	86,919
Sponsor contributions	(30,911)	(16,770)
Amounts recognized in OCI	77,721	(396,923)
Distribution of reserves	99,493	91,921
Balance at the end of the year	765,655	554,666
Actuarial assets per balance sheet	(4,161)	(95,151)
Actuarial liabilities per balance sheet	769,816	649,817
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(26,359)	(91,272)
Expenses	(609)	(4,878)
Sponsor contributions	(7,529)	(8,071)
Amounts recognized in OCI	(271)	(14,059)
Distribution of reserves	99,493	91,921
Balance at the end of the year	64,725	(26,359)
Actuarial assets per balance sheet	(4,161)	(95,151)
Actuarial liabilities per balance sheet	68,886	68,792
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	581,025	880,791
Expenses	65,295	91,797
Sponsor contributions	(23,382)	(8,699)
Amounts recognized in OCI	77,992	(382,864)
Balance at the end of the year	700,930	581,025
Actuarial liabilities per balance sheet	R$ 700,930	R$ 581,025